Mercer US Large Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.8%

	Basic Materials — 2.6%
43,300	Alcoa Corp.*	998,065
57,552	Celanese Corp. Class A	7,478,307
18,494	DOW, Inc.	1,026,417
193,023	DuPont de Nemours, Inc.	13,725,865
20,000	Eastman Chemical Co.	2,005,600
42,390	Freeport-McMoRan, Inc.	1,102,988
96,700	Huntsman Corp.	2,431,038
52,273	LyondellBasell Industries NV Class A	4,791,343
62,500	Newmont Corp.	3,743,125

		37,302,748

	Communications — 19.1%
1,673	Airbnb, Inc. Class A*	245,596
8,723	Alphabet, Inc. Class A*	15,288,279
17,176	Alphabet, Inc. Class C*	30,090,291
16,672	Altice USA, Inc. Class A*	631,369
9,069	Amazon.com, Inc.*	29,537,098
18,400	Arista Networks, Inc.*	5,346,488
559,500	AT&T, Inc.	16,091,220
499	Booking Holdings, Inc.*	1,111,408
225,302	CenturyLink, Inc.	2,196,694
5,225	Charter Communications, Inc. Class A*	3,456,599
206,700	Cisco Systems, Inc.	9,249,825
179,694	Comcast Corp. Class A	9,415,965
148,504	eBay, Inc.	7,462,326
157,755	Facebook, Inc. Class A*	43,092,356
265,435	Liberty Global Plc Class C*	6,277,538
71,978	Match Group, Inc.*	10,882,354
53,100	Motorola Solutions, Inc.	9,030,186
25,112	Netflix, Inc.*	13,578,812
64,500	Omnicom Group, Inc.	4,022,865
11,238	Shopify, Inc. Class A*	12,720,854
15,442	Spotify Technology SA*	4,858,980
62,129	Tencent Holdings, Ltd., ADR	4,466,454
5,847	Trade Desk, Inc. (The) Class A*	4,683,447
159,787	Uber Technologies, Inc.*	8,149,137
215,930	Verizon Communications, Inc.	12,685,887
59,041	Walt Disney Co. (The)*	10,697,048

		275,269,076

	Consumer, Cyclical — 9.7%
7,185	Carvana Co. Class A*	1,721,095
2,873	Chipotle Mexican Grill, Inc. Class A*	3,984,018
11,641	Costco Wholesale Corp.	4,386,096
24,393	Cummins, Inc.	5,539,650
27,812	Delta Air Lines, Inc.	1,118,320
46,355	Dollar General Corp.	9,748,456
82,700	Dollar Tree, Inc.*	8,934,908

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
15,800	DR Horton, Inc.	1,088,936
152,903	General Motors Co.	6,366,881
13,872	Home Depot, Inc. (The)	3,684,681
68,084	Kering SA, ADR	4,932,686
55,200	Lowe’s Cos., Inc.	8,860,152
19,575	Lululemon Athletica, Inc.*	6,812,687
45,794	LVMH Moet Hennessy Louis Vuitton SE, ADR	5,711,886
20,130	Magna International, Inc.	1,425,204
112,504	NIKE, Inc. Class B	15,915,941
32,253	Peloton Interactive, Inc. Class A*	4,893,425
66,300	PulteGroup, Inc.	2,858,856
124,730	Starbucks Corp.	13,343,615
34,695	Tesla, Inc.*	24,483,221
15,600	Thor Industries, Inc.(a)	1,450,644
8,160	Ulta Beauty, Inc.*	2,343,226
10,994	Walgreens Boots Alliance, Inc.	438,441

		140,043,025

	Consumer, Non-cyclical — 20.1%
157,606	Abbott Laboratories	17,256,281
16,500	AbbVie, Inc.	1,767,975
190,681	Adyen NV, ADR*	8,847,598
17,500	Alexion Pharmaceuticals, Inc.*	2,734,200
18,600	Align Technology, Inc.*	9,939,468
184,879	Altria Group, Inc.	7,580,039
1,560	Amgen, Inc.	358,675
179,500	Archer-Daniels-Midland Co.	9,048,595
23,200	AstraZeneca Plc, ADR(a)	1,159,768
16,422	Biogen, Inc.*	4,021,091
28,500	Bristol-Myers Squibb Co.	1,767,855
165,600	Cardinal Health, Inc.	8,869,536
44,900	Cigna Corp.	9,347,282
245,464	Conagra Brands, Inc.	8,900,525
72,473	CORTEVA, Inc.	2,806,155
188,800	CVS Health Corp.	12,895,040
7,741	DexCom, Inc.*	2,862,003
23,585	Eli Lilly & Co.	3,982,091
18,939	Estee Lauder Cos., Inc. (The) Class A	5,041,372
49,322	Gartner, Inc.*	7,900,891
54,500	GlaxoSmithKline Plc, ADR	2,005,600
11,226	Guardant Health, Inc.*	1,446,807
7,490	HCA Healthcare, Inc.	1,231,805
8,518	Humana, Inc.	3,494,680
19,429	Illumina, Inc.*	7,188,730
40,300	Ingredion, Inc.	3,170,401
11,459	Intuitive Surgical, Inc.*	9,374,608
12,300	Jazz Pharmaceuticals Plc*	2,030,115
81,100	Johnson & Johnson	12,763,518
115,400	Kroger Co. (The)	3,665,104

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
41,421	McKesson Corp.	7,203,940
12,900	Medtronic Plc	1,511,106
110,100	Merck & Co., Inc.	9,006,180
2,413	Molina Healthcare, Inc.*	513,197
47,700	Molson Coors Beverage Co. Class B	2,155,563
153,000	Mondelez International, Inc. Class A	8,945,910
96,564	PayPal Holdings, Inc.*	22,615,289
93,559	Pfizer, Inc.	3,443,907
15,867	Regeneron Pharmaceuticals, Inc. *	7,665,506
7,518	S&P Global, Inc.	2,471,392
20,198	Square, Inc. Class A*	4,395,893
16,224	Teladoc Health, Inc.* (a)	3,244,151
43,000	TreeHouse Foods, Inc.*	1,827,070
59,320	Tyson Foods, Inc. Class A	3,822,581
27,754	UnitedHealth Group, Inc.	9,732,773
651,317	Viatris, Inc.*	12,205,681
12,000	Zimmer Biomet Holdings, Inc.	1,849,080
88,045	Zoetis, Inc.	14,571,447

		290,638,474

	Energy — 1.2%
113,428	BP Plc, ADR	2,327,542
107,900	Canadian Natural Resources, Ltd.	2,594,995
23,400	Chevron Corp.	1,976,130
251,817	ConocoPhillips	10,070,162

		16,968,829

	Financial — 16.4%
35,500	AerCap Holdings NV*	1,618,090
98,092	Allstate Corp. (The)	10,783,254
71,443	Ally Financial, Inc.	2,547,657
236,900	American International Group, Inc.	8,969,034
49,331	Ameriprise Financial, Inc.	9,586,493
665,937	Annaly Capital Management, Inc. REIT	5,627,168
683,371	Banco Santander SA, ADR* (a)	2,084,282
312,498	Bank of America Corp.	9,471,814
11,072	Bank of New York Mellon Corp. (The)	469,896
15,300	Berkshire Hathaway, Inc. Class B *	3,547,611
1,100	BlackRock, Inc.	793,694
41,722	Boston Properties, Inc. REIT	3,943,981
20,600	Charles Schwab Corp. (The)	1,092,624
264,462	Citigroup, Inc.	16,306,727
104,470	Citizens Financial Group, Inc.	3,735,847
52,400	Comerica, Inc.	2,927,064
114,723	Discover Financial Services	10,385,873
108,841	Equitable Holdings, Inc.	2,785,241
150,400	Equity Residential REIT	8,915,712
29,630	Essent Group, Ltd.	1,280,016
14,555	Essex Property Trust, Inc. REIT	3,455,648

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
109,547	Fifth Third Bancorp	3,020,211
254,824	Host Hotels & Resorts, Inc. REIT	3,728,075
55,102	JPMorgan Chase & Co.	7,001,811
38,060	KKR & Co., Inc.	1,541,049
4,031	M&T Bank Corp.	513,146
67,442	Mastercard, Inc. Class A	24,072,747
153,262	MetLife, Inc.	7,195,651
105,732	Morgan Stanley	7,245,814
14,261	PNC Financial Services Group, Inc. (The)	2,124,889
37,300	Popular, Inc.	2,100,736
16,717	Prudential Financial, Inc.	1,305,096
160,097	Regions Financial Corp.	2,580,764
40,200	Ryman Hospitality Properties, Inc. REIT	2,723,952
7,803	Simon Property Group, Inc. REIT	665,440
166,730	SLM Corp.	2,065,785
39,721	State Street Corp.	2,890,894
227,990	Synchrony Financial	7,913,533
190,000	Truist Financial Corp.	9,106,700
441,170	Two Harbors Investment Corp. REIT	2,810,253
4,765	US Bancorp	222,001
107,885	Visa, Inc. Class A	23,597,686
19,952	Vornado Realty Trust REIT	745,008
190,100	Wells Fargo & Co.	5,737,218
271,673	Western Union Co. (The)	5,960,506

		237,196,691

	Industrial — 5.1%
223,008	Amcor Plc	2,624,804
62,244	Caterpillar, Inc.	11,329,653
19,400	Chart Industries, Inc.*	2,285,126
21,700	Crown Holdings, Inc.*	2,174,340
2,446	CSX Corp.	221,975
10,812	Eaton Corp. Plc	1,298,954
3,300	FedEx Corp.	856,746
43,599	Honeywell International, Inc.	9,273,507
84,621	Howmet Aerospace, Inc.	2,415,083
135,230	Johnson Controls International Plc	6,300,366
2,384	L3Harris Technologies, Inc.	450,624
62,988	Masco Corp.	3,459,931
29,500	Northrop Grumman Corp.	8,989,240
126,489	Raytheon Technologies Corp.	9,045,228
39,100	Textron, Inc.	1,889,703
11,404	Union Pacific Corp.	2,374,541
33,393	Waters Corp.*	8,262,096

		73,251,917

	Technology — 20.4%
56,504	Accenture Plc Class A	14,759,410
67,259	Adobe, Inc.*	33,637,571

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Technology — continued
196,101	Apple, Inc.	26,020,642
20,803	Atlassian Corp. Plc Class A*	4,865,198
49,030	Autodesk, Inc.*	14,970,820
22,400	Broadcom, Inc.	9,807,840
7,513	Citrix Systems, Inc.	977,441
134,755	Cognizant Technology Solutions Corp. Class A	11,043,172
11,053	Coupa Software, Inc.*	3,745,972
23,653	Crowdstrike Holdings, Inc. Class A*	5,010,178
19,979	HP, Inc.	491,284
187,500	Intel Corp.	9,341,250
3,178	Lam Research Corp.	1,500,874
52,400	Marvell Technology Group, Ltd.	2,491,096
51,920	Micron Technology, Inc.*	3,903,346
177,924	Microsoft Corp.	39,573,856
14,579	MSCI, Inc. Class A	6,509,961
35,888	NetApp, Inc.	2,377,221
19,777	NVIDIA Corp.	10,327,549
236,305	Oracle Corp.	15,286,570
50,919	QUALCOMM, Inc.	7,757,001
19,886	RingCentral, Inc. Class A*	7,536,197
84,394	salesforce.com, Inc.*	18,780,197
115,453	Seagate Technology Plc	7,176,559
32,375	ServiceNow, Inc.*	17,820,171
11,935	Snowflake, Inc. Class A* (a)	3,358,509
10,773	Splunk, Inc.*	1,830,225
13,923	Teradyne, Inc.	1,669,229
28,945	Twilio, Inc. Class A*	9,797,883
4,170	Zoom Video Communications, Inc. Class A*	1,406,624

		293,773,846

	Utilities — 1.2%
143,600	Edison International	9,020,952
82,100	FirstEnergy Corp.	2,513,081
73,800	NiSource, Inc.	1,692,972
87,200	PPL Corp.	2,459,040
36,900	UGI Corp.	1,290,023

		16,976,068

	TOTAL COMMON STOCKS (COST $1,089,811,186)	1,381,420,674

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 0.3%

		Mutual Fund - Securities Lending Collateral — 0.3%
3,702,925		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(b) (c)	3,702,925

		TOTAL SHORT-TERM INVESTMENT (COST $3,702,925)	3,702,925

		TOTAL INVESTMENTS — 96.1% (Cost $1,093,514,111)	1,385,123,599

		Other Assets and Liabilities (net) — 3.9%	56,270,263

		NET ASSETS — 100.0%	$1,441,393,862

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

	(b)	The rate disclosed is the 7-day net yield as of December 31, 2020.

	(c)	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
211	S&P 500 E-mini Index	Mar 2021	$39,549,840	$880,503
11	S&P Mid 400 E-mini Index	Mar 2021	2,533,850	60,649

				$941,152

Other Abbreviations

ADR	— American Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	95.8
Futures Contracts	0.1
Short-Term Investment	0.3
Other Assets and Liabilities (net)	3.8

100.0%

See accompanying Notes to the Schedule of Investments.